UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  237 Park Avenue. Suite 800
          New York, NY  10017

13F File Number: 28-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 692-3667


Signature, Place and Date of Signing:

/s/ Charles H. Witmer               New York, NY            November 14, 2003

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        18

Form 13F Information Table Value Total:       $155,377
                                              (thousands)


List of Other Included Managers:

Form 13F File Number            Name

28-                             Eagle Capital Partners, L.P.

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

       Item 1             Item 2           Item 3     Item 4    Item 5   Item 6    Item 7             Item 8
                          Title                       Value     Shares/  Invstmnt Other           Voting Authority
Name of Issuer           of Class          Cusip     (x1000)  PRN Amount Dscretn  Mgrs   Sole (A)    Shared(B)  None(C)
Allstream Inc.             Cl B           02004C204   19,043   487,650   Sole      None   487,650       x         x
Arch Wireless Inc.         Cl A           039392709    1,577   140,346   Sole      None   140,346       x         x
Aventis               Sponsored ADR       053561106    3,190    61,000   Sole      None    61,000       x         x
Berkshire Hathaway
  Inc-De                   Cl A           084670108   18,000       240   Sole      None       240       x         x
Brookfield Homes Corp.      COM           112723101    1,343    72,500   Sole      None    72,500       x         x
Comcast Corp-Special       Cl A           20030N200   14,690   495,600   Sole      None   495,600       x         x
Dade Behring Holdings
  Inc.                      COM           23342J206   10,232   362,200   Sole      None   362,200       x         x
Enpro Industries Inc.       COM           29355X107    1,376   142,600   Sole      None   142,600       x         x
Hasbro Inc.                 COM           418056107    5,931   317,500   Sole      None   317,500       x         x
Imagistics Int'l. Inc.      COM           45247T104   22,749   785,000   Sole      None   785,000       x         x
Interactive Data Corp.      COM           45840J107    8,654   547,715   Sole      None   547,715       x         x
Joy Global Inc.             COM           481165108    1,498    94,000   Sole      None    94,000       x         x
MI Development Inc.        Cl A           55304X104      568    25,000   Sole      None    25,000       x         x
Medcohealth Solutions
  Inc.                      COM            58405U102   19,842   765,200   Sole     None   765,200       x         x
Media General Inc          Cl A           584404107   19,631   321,300   Sole      None   321,300       x         x
Provident Financial
  Services Inc.             COM           74386T105      802    41,840   Sole      None    41,840       x         x
Stage Stores Inc. NEW       COM           85254C305    4,660   183,472   Sole      None   183,472       x         x
Topps Co. Inc.              COM           890786106    1,591   163,180   Sole      None   163,180       x         x







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